Annual Report

 . Pacific Select Variable Annuity Separate Account of Pacific Life Insurance
  Company

                                      [LOGO OF PACIFIC SELECT VARIABLE ANNUITY]

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company

 We have audited the accompanying statement of assets and liabilities of Pacific Select Variable Annuity Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1998 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 1998 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 5, 1999

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In thousands)

                                    High             Govern-
                          Money    Yield   Managed     ment             Aggressive  Growth
                          Market    Bond     Bond   Securities  Growth    Equity      LT
                         Variable Variable Variable  Variable  Variable  Variable  Variable
                         Account  Account  Account   Account   Account   Account   Account
                         ------------------------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Money Market Portfolio
 (18,539 shares; cost
 $186,417).............. $186,403
 High Yield Bond
 Portfolio (25,679
 shares; cost $250,343).          $239,765
 Managed Bond Portfolio
 (36,031 shares; cost
 $390,953)..............                   $410,519
 Government Securities
 Portfolio (10,442
 shares; cost $109,489).                             $114,641
 Growth Portfolio (1,096
 shares; cost $19,127)..                                       $25,120
 Aggressive Equity
 Portfolio (10,196
 shares; cost $109,664).                                                 $129,051
 Growth LT Portfolio
 (29,270 shares; cost
 $464,350)..............                                                           $766,937
Receivables:
 Due from Pacific Life
 Insurance Company......             1,803    1,870       156
 Fund shares redeemed...      243                                   70         14     2,768
                         ------------------------------------------------------------------
Total Assets............  186,646  241,568  412,389   114,797   25,190    129,065   769,705
                         ------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......      243                                   70         14     2,768
 Fund shares purchased..             1,803    1,870       156
                         ------------------------------------------------------------------
Total Liabilities.......      243    1,803    1,870       156       70         14     2,768
                         ------------------------------------------------------------------
NET ASSETS.............. $186,403 $239,765 $410,519  $114,641  $25,120   $129,051  $766,937
                         ------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1998
(In thousands)

                          Equity   Multi-           Bond and  Equity   Inter-  Emerging
                          Income  Strategy  Equity   Income   Index   national Markets
                         Variable Variable Variable Variable Variable Variable Variable
                         Account  Account  Account  Account  Account  Account  Account
                         --------------------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Equity Income Portfolio
 (28,102 shares; cost
 $579,994).............. $755,708
 Multi-Strategy
 Portfolio (16,155
 shares; cost $238,987).          $279,829
 Equity Portfolio
 (10,195 shares; cost
 $221,937)..............                   $298,417
 Bond and Income
 Portfolio (7,929
 shares; cost $97,798)..                            $105,461
 Equity Index Portfolio
 (23,852 shares; cost
 $521,034)..............                                     $771,780
 International Portfolio
 (37,945 shares; cost
 $578,748)..............                                              $599,617
 Emerging Markets
 Portfolio (9,855
 shares; cost $92,536)..                                                       $67,480
Receivables:
 Due from Pacific Life
 Insurance Company......             1,010               291               551
 Fund shares redeemed...    1,399               605               851              199
                         --------------------------------------------------------------
Total Assets............  757,107  280,839  299,022  105,752  772,631  600,168  67,679
                         --------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......    1,399               605               851              199
 Fund shares purchased..             1,010               291               551
                         --------------------------------------------------------------
Total Liabilities.......    1,399    1,010      605      291      851      551     199
                         --------------------------------------------------------------
NET ASSETS.............. $755,708 $279,829 $298,417 $105,461 $771,780 $599,617 $67,480
                         --------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                    High               Govern-
                          Money    Yield    Managed      ment             Aggressive  Growth
                          Market    Bond      Bond    Securities  Growth    Equity      LT
                         Variable Variable  Variable   Variable  Variable  Variable  Variable
                         Account  Account   Account    Account   Account   Account   Account
                         --------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $9,411  $22,178   $23,877     $7,165    $3,289       $38    $26,650

EXPENSES
 Mortality and expense
 risk fee...............   2,324    3,071     4,587      1,313       361     1,389      7,437
                         --------------------------------------------------------------------
Net Investment Income
(Loss)..................   7,087   19,107    19,290      5,852     2,928    (1,351)    19,213
                         --------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     290   (2,130)      (45)       246       844      (594)     6,226
 Net unrealized
 appreciation
 (depreciation) on
 investments............    (104) (13,929)    8,595      1,679    (3,641)   14,242    249,245
                         --------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments...     186  (16,059)    8,550      1,925    (2,797)   13,648    255,471
                         --------------------------------------------------------------------
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS.........  $7,273   $3,048   $27,840     $7,777      $131   $12,297   $274,684
                         --------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                          Equity   Multi-           Bond and  Equity   Inter-   Emerging
                          Income  Strategy  Equity   Income   Index   national  Markets
                         Variable Variable Variable Variable Variable Variable  Variable
                         Account  Account  Account  Account  Account  Account   Account
                         ----------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $80,478 $22,532  $16,112   $5,706   $13,902 $49,739       $806

EXPENSES
 Mortality and expense
 risk fee...............    8,327   2,948    3,210    1,172     8,342   7,527        900
                         ----------------------------------------------------------------
Net Investment Income
(Loss)..................   72,151  19,584   12,902    4,534     5,560  42,212        (94)
                         ----------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........    1,495     503      432      170    11,175  10,390     (2,090)
 Net unrealized
 appreciation
 (depreciation) on
 investments............   62,895  16,831   50,193    2,159   141,236 (28,126)   (20,761)
                         ----------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments...   64,390  17,334   50,625    2,329   152,411 (17,736)   (22,851)
                         ----------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS......... $136,541 $36,918  $63,527   $6,863  $157,971 $24,476   $(22,945)
                         ----------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                      High               Govern-
                           Money     Yield    Managed      ment              Aggressive  Growth
                           Market     Bond      Bond    Securities  Growth     Equity      LT
                          Variable  Variable  Variable   Variable  Variable   Variable  Variable
                          Account   Account   Account    Account   Account    Account   Account
                          -----------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................    $7,087   $19,107   $19,290     $5,852   $2,928     $(1,351)  $19,213
 Net realized gain
 (loss) from security
 transactions...........       290    (2,130)      (45)       246      844        (594)    6,226
 Net unrealized
 appreciation
 (depreciation) on
 investments............      (104)  (13,929)    8,595      1,679   (3,641)     14,242   249,245
                          -----------------------------------------------------------------------
Net Increase in Net As-
sets Resulting
from Operations.........     7,273     3,048    27,840      7,777      131      12,297   274,684
                          -----------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............   122,985    25,852    44,796     11,336      268      12,309    47,975
 Transfers--policy
 charges and deductions.    (4,690)   (3,455)   (6,534)    (1,572)  (1,727)     (1,370)   (6,138)
 Transfers in (from
 other variable
 accounts)..............   750,262    83,681   114,652     63,653   22,124      70,732   161,850
 Transfers out (to other
 variable accounts).....  (845,842)  (96,843)  (64,538)   (58,438) (26,174)    (55,303) (173,187)
 Transfers--other.......   (23,344)  (10,515)  (14,286)    (7,348)  (3,110)     (3,846)  (25,309)
                          -----------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy Transac-
tions...................      (629)   (1,280)   74,090      7,631   (8,619)     22,522     5,191
                          -----------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     6,644     1,768   101,930     15,408   (8,488)     34,819   279,875
                          -----------------------------------------------------------------------
NET ASSETS
Beginning of Year.......   179,759   237,997   308,589     99,233   33,608      94,232   487,062
                          -----------------------------------------------------------------------
End of Year.............  $186,403  $239,765  $410,519   $114,641  $25,120    $129,051  $766,937
                          -----------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                           Equity    Multi-             Bond and   Equity    Inter-   Emerging
                           Income   Strategy   Equity    Income    Index    national  Markets
                          Variable  Variable  Variable  Variable  Variable  Variable  Variable
                          Account   Account   Account   Account   Account   Account   Account
                          --------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................   $72,151   $19,584   $12,902    $4,534    $5,560   $42,212     $(94)
 Net realized gain
 (loss) from security
 transactions...........     1,495       503       432       170    11,175    10,390   (2,090)
 Net unrealized
 appreciation
 (depreciation) on
 investments............    62,895    16,831    50,193     2,159   141,236   (28,126) (20,761)
                          --------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........   136,541    36,918    63,527     6,863   157,971    24,476  (22,945)
                          --------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    66,344    25,828    25,280    10,876    72,157    50,055    7,674
 Transfers--policy
 charges and deductions.    (8,526)   (4,163)   (2,406)   (1,767)   (7,020)   (7,345)    (617)
 Transfers in (from
 other variable
 accounts)..............   144,490    71,299    72,095    40,553   215,168   421,709   32,870
 Transfers out (to other
 variable accounts).....  (130,415)  (34,651)  (62,814)  (24,956) (199,371) (406,234) (22,781)
 Transfers--other.......   (29,875)  (11,000)  (10,562)   (3,748)  (29,897)  (22,361)  (2,090)
                          --------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    42,018    47,313    21,593    20,958    51,037    35,824   15,056
                          --------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........   178,559    84,231    85,120    27,821   209,008    60,300   (7,889)
                          --------------------------------------------------------------------

NET ASSETS
Beginning of Year.......   577,149   195,598   213,297    77,640   562,772   539,317   75,369
                          --------------------------------------------------------------------
End of Year.............  $755,708  $279,829  $298,417  $105,461  $771,780  $599,617  $67,480
                          --------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                      High               Govern-
                           Money     Yield    Managed      ment              Aggressive  Growth
                           Market     Bond      Bond    Securities  Growth     Equity      LT
                          Variable  Variable  Variable   Variable  Variable   Variable  Variable
                          Account   Account   Account    Account   Account    Account   Account
                          -----------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................    $6,709   $14,266   $10,895    $3,512    $2,817      $(850)   $13,954
 Net realized gain
 (loss) from security
 transactions...........       (14)      387      (268)     (168)    1,567       (585)       716
 Net unrealized
 appreciation
 (depreciation) on
 investments............        (3)     (124)    9,969     3,517     3,843      3,975     22,018
                          -----------------------------------------------------------------------
Net Increase in Net
Assets Resulting
from Operations.........     6,692    14,529    20,596     6,861     8,227      2,540     36,688
                          -----------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............   407,184    65,608    90,345    18,702       466     32,980    111,853
 Transfers--policy
 charges and deductions.    (2,713)   (2,620)   (2,668)   (1,716)     (654)      (714)    (3,895)
 Transfers in (from
 other variable
 accounts)..............   493,873   119,494    82,960    32,708     7,804     71,444    138,546
 Transfers out (to other
 variable accounts).....  (844,241)  (96,259)  (37,009)  (31,414)   (7,720)   (47,132)  (105,269)
 Transfers--other.......   (14,044)   (8,185)   (7,976)   (5,468)   (4,161)    (1,840)   (13,875)
                          -----------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    40,059    78,038   125,652    12,812    (4,265)    54,738    127,360
                          -----------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    46,751    92,567   146,248    19,673     3,962     57,278    164,048
                          -----------------------------------------------------------------------

NET ASSETS
Beginning of Year.......   133,008   145,430   162,341    79,560    29,646     36,954    323,014
                          -----------------------------------------------------------------------
End of Year.............  $179,759  $237,997  $308,589   $99,233   $33,608    $94,232   $487,062
                          -----------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                           Equity    Multi-             Bond and   Equity    Inter-   Emerging
                           Income   Strategy   Equity    Income    Index    national  Markets
                          Variable  Variable  Variable  Variable  Variable  Variable  Variable
                          Account   Account   Account   Account   Account   Account   Account
                          --------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................   $21,494    $9,949    $3,846   $3,790    $13,820   $11,352    $(367)
 Net realized gain
 (loss) from security
 transactions...........     3,481       705     1,815      (84)     6,185     4,148     (385)
 Net unrealized
 appreciation
 (depreciation) on
 investments............    72,238    13,607    15,977    5,524     80,096     9,909   (3,911)
                          --------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    97,213    24,261    21,638    9,230    100,101    25,409   (4,663)
                          --------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............   139,421    44,848    61,684   18,421    151,785   143,884   27,528
 Transfers--policy
 charges and deductions.    (4,837)   (2,182)   (1,073)  (1,051)    (3,528)   (3,992)    (378)
 Transfers in (from
 other variable
 accounts)..............   140,187    43,643    69,763   19,615    220,944   250,890   87,097
 Transfers out (to other
 variable accounts).....   (82,182)  (21,717)  (43,588) (13,877)  (140,715) (188,605) (61,671)
 Transfers--other.......   (14,665)   (5,989)   (4,653)  (2,179)   (12,182)  (14,402)  (1,349)
                          --------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............   177,924    58,603    82,133   20,929    216,304   187,775   51,227
                          --------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................   275,137    82,864   103,771   30,159    316,405   213,184   46,564
                          --------------------------------------------------------------------

NET ASSETS
Beginning of Year.......   302,012   112,734   109,526   47,481    246,367   326,133   28,805
                          --------------------------------------------------------------------
End of Year.............  $577,149  $195,598  $213,297  $77,640   $562,772  $539,317  $75,369
                          --------------------------------------------------------------------

See Notes to Financial Statements

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1998 was comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account (not offered to new Contract Owners beginning January 1, 1994), the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section B of this report and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company--see Note 1 to Financial Statements of the Fund on B-58) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1998, the Fund declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SELECTED ACCUMULATION UNIT**
   INFORMATION

 Selected accumulation unit information for the year ended December 31, 1998 were as follows:

                                              ------------
                                              Accumulation
                                               Unit Value
                                              ------------
                                                                               Number of
                                             At                                  Units
                     Commence-             Begin-              At             Outstanding
   Variable           ment of              ning of           End of            At End of
   Accounts         Operations             Period            Period             Period
-----------------------------------------------------------------------------------------
 Money
 Market               7/24/90               $12.77           $13.28            14,031,831
-----------------------------------------------------------------------------------------
 High Yield
 Bond                 8/16/90                22.35            22.62            10,599,470
-----------------------------------------------------------------------------------------
 Managed
 Bond                 9/05/90                18.00            19.42            21,143,468
-----------------------------------------------------------------------------------------
 Government
 Securities           8/22/90                17.24            18.60             6,164,020
-----------------------------------------------------------------------------------------
 Growth               8/16/90                31.34            31.78               790,323
-----------------------------------------------------------------------------------------
 Aggressive
 Equity               4/01/96                10.95            12.25            10,535,854
-----------------------------------------------------------------------------------------
 Growth LT            1/04/94                19.27            30.13            25,453,009
-----------------------------------------------------------------------------------------
 Equity
 Income               8/16/90                27.45            33.66            22,451,064
-----------------------------------------------------------------------------------------
 Multi-
 Strategy             9/25/90                23.22            27.10            10,327,173
-----------------------------------------------------------------------------------------
 Equity               1/04/95                18.06            23.24            12,842,016
-----------------------------------------------------------------------------------------
 Bond and
 Income               1/04/95                14.86            16.00             6,592,827
-----------------------------------------------------------------------------------------
 Equity
 Index                2/11/91                27.96            35.47            21,758,653
-----------------------------------------------------------------------------------------
 International        8/16/90                16.27            16.96            35,347,056
-----------------------------------------------------------------------------------------
 Emerging
 Markets              4/01/96                 9.31             6.73            10,031,439
-----------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of December 31, 1998 were as follows (amounts in thousands):

                                         Variable Accounts
                             --------------------------------------------------
                                                             Govern-
                               Money    High Yield Managed     ment
                               Market      Bond      Bond   Securities  Growth
                             --------------------------------------------------
Total cost of investments
 at beginning of year         $179,669   $234,646  $297,618   $95,760   $23,974
Add:  Total net proceeds
 from policy and M&E
 transactions                  500,951     55,037    87,467    46,899    18,907
  Reinvested distributions
   from the Fund:
  (a) Net investment income      9,411     19,885    19,204     5,298        28
  (b) Net realized gain                     2,293     4,673     1,867     3,261
                             --------------------------------------------------
           Sub-Total           690,031    311,861   408,962   149,824    46,170
Less:  Cost of investments
 disposed during the year      503,614     61,518    18,009    40,335    27,043
                             --------------------------------------------------
Total cost of investments
 at end of year                186,417    250,343   390,953   109,489    19,127
Add:  Unrealized apprecia-
 tion (depreciation)               (14)   (10,578)   19,566     5,152     5,993
                             --------------------------------------------------
Total market value of in-
 vestments at end of year     $186,403   $239,765  $410,519  $114,641   $25,120
                             --------------------------------------------------
                             Aggressive   Growth    Equity    Multi-
                               Equity       LT      Income   Strategy   Equity
                             --------------------------------------------------
Total cost of investments
 at beginning of year          $89,087   $433,720  $464,329  $171,588  $187,010
Add:  Total net proceeds
 from policy and M&E
 transactions                   51,319     84,076    94,071    56,225    45,856
  Reinvested distributions
   from the Fund:
  (a) Net investment income         38      1,395     5,542     6,612       867
  (b) Net realized gain                    25,255    74,936    15,920    15,245
                             --------------------------------------------------
           Sub-Total           140,444    544,446   638,878   250,345   248,978
Less:  Cost of investments
 disposed during the year       30,780     80,096    58,884    11,358    27,041
                             --------------------------------------------------
Total cost of investments
 at end of year                109,664    464,350   579,994   238,987   221,937
Add:  Unrealized apprecia-
 tion                           19,387    302,587   175,714    40,842    76,480
                             --------------------------------------------------
Total market value of in-
 vestments at end of year     $129,051   $766,937  $755,708  $279,829  $298,417
                             --------------------------------------------------
                              Bond and    Equity    Inter-   Emerging
                               Income     Index    national  Markets
                             -----------------------------------------
Total cost of investments
 at beginning of year          $72,137   $453,261  $490,322   $79,664
Add:  Total net proceeds
 from policy and M&E
 transactions                   32,424    143,223   349,412    21,284
  Reinvested distributions
   from the Fund:
  (a) Net investment income      5,545      8,808     5,957       806
  (b) Net realized gain            161      5,094    43,782
                             -----------------------------------------
           Sub-Total           110,267    610,386   889,473   101,754
Less:  Cost of investments
 disposed during the year       12,469     89,352   310,725     9,218
                             -----------------------------------------
Total cost of investments
 at end of year                 97,798    521,034   578,748    92,536
Add:  Unrealized apprecia-
 tion (depreciation)             7,663    250,746    20,869   (25,056)
                             -----------------------------------------
Total market value of in-
 vestments at end of year     $105,461   $771,780  $599,617   $67,480
                             -----------------------------------------